Accounting policies - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Detail) - R$ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
United States dollar (U.S.$) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	5.581	5.197	4.031
British pound (GBP) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	7.524	7.101	5.325
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	6.321	6.378	4.531